As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
 (Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
 (Name and address of agent for service)

1-800-625-7071
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.2%)
Airlines (0.2%)
United Continental Holdings, Inc. *	5,000	$262,350
Auto Components (0.2%)
Sypris Solutions, Inc. *	206,483	212,677
Biotechnology (6.1%)
Gilead Sciences, Inc. †	93,000	7,358,160
Capital Markets (2.4%)
Financial Engines, Inc. †	60,000	1,782,600
GSV Capital Corp.	47,500	224,200
Oaktree Capital Group LLC	20,000	848,000
		2,854,800
Communications Equipment (9.3%)
KVH Industries, Inc. *	534,600	4,709,826
ViaSat, Inc. * †	87,500	6,531,875
		11,241,701
Electrical Equipment (0.1%)
Vicor Corp. *	15,000	174,000
Electronic Equipment, Instruments & Components (5.8%)
Corning, Inc.	35,000	827,750
FLIR Systems, Inc.	15,000	471,300
Frequency Electronics, Inc. *	29,050	305,315
IPG Photonics Corp. *	6,000	494,100
Jabil Circuit, Inc. †	150,000	3,273,000
National Instruments Corp.	23,300	661,720
TTM Technologies, Inc. *	2,000	22,900
Vishay Intertechnology, Inc.	62,500	880,625
		6,936,710
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	12,500	983,000
Health Care Equipment & Supplies (9.5%)
Analogic Corp.	8,000	708,800
Becton Dickinson and Co.	32,500	5,841,225
CONMED Corp.	30,000	1,201,800
Medtronic PLC	26,290	2,271,456
Varian Medical Systems, Inc. *	14,500	1,443,185
		11,466,466
Health Care Providers & Services (7.6%)
Express Scripts Holding Co. * †	129,000	9,098,370
Health Care Technology (0.1%)
Castlight Health, Inc. *	20,000	83,200
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	4,000	466,360
Internet Software & Services (8.6%)
Akamai Technologies, Inc. * †	60,000	3,179,400
Amber Road, Inc. *	411,250	3,968,563
NUTANIX, Inc. *	5,795	214,415

Q2 Holdings, Inc. *	20,000	573,200
Reis, Inc.	67,000	1,370,820
The Trade Desk, Inc. *	33,582	980,930
		10,287,328
Life Sciences Tools & Services (8.6%)
Bruker Corp.	10,000	226,500
Thermo Fisher Scientific, Inc. †	64,000	10,179,840
		10,406,340
Media (3.7%)
Comcast Corp.	60,000	3,980,400
Twenty-First Century Fox, Inc.	10,000	242,200
World Wrestling Entertainment, Inc.	12,500	266,250
		4,488,850
Oil, Gas & Consumable Fuels (1.9%)
Hess Corp. †	43,000	2,305,660
Navigator Holdings Ltd *	5,000	35,950
		2,341,610
Pharmaceuticals (0.5%)
Corium International, Inc. *	115,000	646,300
Professional Services (1.2%)
WageWorks, Inc. *	23,500	1,431,385
Semiconductors & Semiconductor Equipment (16.3%)
Applied Materials, Inc.	8,000	241,200
Brooks Automation, Inc.	82,500	1,122,825
Entegris, Inc. *	175,000	3,048,500
FormFactor, Inc. *	457,500	4,963,875
Lam Research Corp.	2,500	236,775
MKS Instruments, Inc.	55,000	2,735,150
Nova Measuring Instruments Ltd. *	100,000	1,182,000
PDF Solutions, Inc. *	237,900	4,322,643
Photronics, Inc. *	139,500	1,438,245
Ultra Clean Holdings, Inc. *	40,000	296,400
		19,587,613
Specialty Retail (6.0%)
CarMax, Inc. * †	107,500	5,735,125
Dick’s Sporting Goods, Inc.	22,000	1,247,840
Tiffany & Co.	2,500	181,575
		7,164,540
Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc.	7,500	847,875
Electronics For Imaging, Inc. *	64,000	3,130,880
Hutchinson Technology, Inc. *	287,500	1,144,250
Pure Storage, Inc. *	5,000	67,750
Super Micro Computer, Inc. *	192,500	4,498,725
		9,689,480
Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc. *	5,017	181,926
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp.	36,007	476,733
Trading Companies & Distributors (1.2%)
Air Lease Corp.	50,000	1,429,000
Total Common Stocks
(Cost $55,240,193)		$119,268,899

Short-Term Investments (1.1%)
Money Market Fund (1.1%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.16% (a)
(Cost $1,369,208)	1,369,208	1,369,208

Total Investments (100.3%)
(Cost $56,609,401)		120,638,107
Total Securities Sold Short (-5.7%)		(6,801,852)
(Proceeds $5,159,950)
Other Assets in Excess of Liabilities (5.4%)		6,500,271
Net Assets (100.0%)		$120,336,526

* Non-income producing security.
(a) Rate shown is the seven day yield as of September 30, 2016.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,994,200.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2016 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-5.2%)
Capital Markets (-0.5%)
Medallion Financial Corp.	126,400	$533,408
Communications Equipment (-3.1%)
Ubiquiti Networks, Inc. *	69,250	3,704,875
Insurance (0.0%)
Health Insurance Innovations, Inc. *	5,000	26,250
Internet Software & Services (-0.1%)
SPS Commerce, Inc. *	1,500	110,115
Semiconductors & Semiconductor Equipment (-0.5%)
Acacia Communications, Inc. *	2,000	206,560
Advanced Energy Industries, Inc. *	5,000	236,600
Applied Micro Circuits Corp. *	15,000	104,250
		547,410
Software (-1.0%)
ANSYS, Inc. *	12,500	1,157,625
HubSpot, Inc. *	1,650	95,073
		1,252,698
Total Securities Sold Short (-5.2%)
(Proceeds $4,588,533)		6,174,756

Exchange Traded Funds Sold Short (-0.5%)
iShares Russell 2000 ETF	4,000	496,840
VanEck Vectors Semiconductor ETF	1,875	130,256
		627,096
Total Exchange Traded Funds Sold Short (-0.5%)
(Proceeds $571,417)		627,096

Total Securities & Exchange Traded Funds Sold Short (-5.7%)
(Proceeds $5,159,950)		$6,801,852

* Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)
		Market
	Shares	Value
Common Stocks (100.3%)
Biotechnology (3.6%)
Gilead Sciences, Inc. †	23,000	$1,819,760
Capital Markets (1.5%)
Financial Engines, Inc.	25,000	742,750
TheStreet, Inc.	20,450	22,495
		765,245
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. *	2,400	115,152
Communications Equipment (9.3%)
KVH Industries, Inc. * †	317,300	2,795,413
Norsat International, Inc. *	67,500	539,325
ViaSat, Inc. * †	19,500	1,455,675
		4,790,413
Electrical Equipment (1.6%)
Vicor Corp. *	72,500	841,000
Electronic Equipment, Instruments & Components (3.0%)
FLIR Systems, Inc.	7,500	235,650
Frequency Electronics, Inc. *	25,050	263,276
IPG Photonics Corp. *	7,500	617,625
National Instruments Corp.	9,700	275,480
Vishay Precision Group, Inc. *	10,000	160,300
		1,552,331
Energy Equipment & Services (0.4%)
Aspen Aerogels, Inc. *	35,200	209,792
Health Care Equipment & Supplies (3.8%)
Analogic Corp.	6,750	598,050
Becton Dickinson and Co.	4,500	808,785
LeMaitre Vascular, Inc.	28,000	555,520
		1,962,355
Health Care Providers & Services (1.1%)
Civitas Solutions, Inc. *	7,500	136,950
Express Scripts Holding Co. *	6,000	423,180
		560,130
Health Care Technology (1.0%)
Omnicell, Inc. *	13,000	497,900
Household Durables (0.3%)
iRobot Corp. *	4,000	175,920
Household Products (1.6%)
Oil-Dri Corp. of America	22,245	837,302
Internet Software & Services (16.1%)
Akamai Technologies, Inc. * †	64,000	3,391,360
Amber Road, Inc. * †	173,900	1,678,135
ARI Network Services, Inc. *	15,000	66,600
ChannelAdvisor Corp. *	14,117	182,533
Nutanix, Inc. *	1,229	45,473
Q2 Holdings, Inc. *	12,500	358,250

Reis, Inc. †	102,500	2,097,150
Trade Desk, Inc. *	14,326	418,462
		8,237,963
Media (0.2%)
World Wrestling Entertainment, Inc.	6,000	127,800
Oil, Gas & Consumable Fuels (0.1%)
Hess Corp.	500	26,810
Pharmaceuticals (0.9%)
Agile Therapeutics, Inc. *	15,000	104,700
Corium International, Inc. *	60,000	337,200
		441,900
Professional Services (4.0%)
CRA International, Inc. *	13,500	358,965
WageWorks, Inc. * †	28,000	1,705,480
		2,064,445
Real Estate Investment Trusts (REITs) (2.5%)
Equinix, Inc.	3,499	1,260,515
Semiconductors & Semiconductor Equipment (27.8%)
Entegris, Inc. *	190,000	3,309,800
FormFactor, Inc. *	231,000	2,506,350
MKS Instruments, Inc.	27,000	1,342,710
Nova Measuring Instruments Ltd. *	92,200	1,089,804
PDF Solutions, Inc. * †	257,550	4,679,683
Photronics, Inc. *	97,750	1,007,802
Ultra Clean Holdings, Inc. *	32,650	241,937
Xcerra Corp. *	10,000	60,600
		14,238,686
Software (6.1%)
Bottomline Technologies, Inc. *	18,000	419,580
Exa Corp. *	5,000	80,250
GSE Systems, Inc. *	917,610	2,642,717
		3,142,547
Specialty Retail (3.4%)
CarMax, Inc. * †	22,000	1,173,700
Dick’s Sporting Goods, Inc.	10,000	567,200
		1,740,900
Technology Hardware, Storage & Peripherals (11.4%)
Apple, Inc. †	21,750	2,458,837
Electronics For Imaging, Inc. *	16,000	782,720
Hutchinson Technology, Inc. *	157,500	626,850
Super Micro Computer, Inc. * †	85,500	1,998,135
		5,866,542
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp.	14,894	197,197
Total Common Stocks
(Cost $25,655,120)		$51,472,605

Short-Term Investments (0.1%)
Money Market Fund (0.1%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.16% (a)
(Cost $26,203)	26,203	26,203

Total Investments (100.4%)
	(Cost $25,681,323)	51,498,808
	Total Securities Sold Short (-8.2%)	(4,226,824)
	(Proceeds $3,311,030)
	Other Assets in Excess of Liabilities (7.8%)	3,980,408
Net Assets (100.0%)		$51,252,392

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2016
†	Security position is either entirely or partially held in a segregrated account as collateral for securities sold short, aggregating a total market value of $4,147,700.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2016
		Market
	Shares	Value
Securities Sold Short (-8.2%)
Capital Markets (-1.1%)
Medallion Financial Corp.	136,100	$574,342
Communications Equipment (-4.8%)
Ubiquiti Networks, Inc. *	46,250	2,474,375
Insurance (0.0%)
Health Insurance Innovations, Inc. *	5,000	26,250
Internet Software & Services (-0.2%)
SPS Commerce, Inc. *	1,500	110,115
Semiconductors & Semiconductor Equipment (-0.6%)
Acacia Communications, Inc. *	2,000	206,560
Applied Micro Circuits Corp. *	15,000	104,250
		310,810
Software (-1.0%)
ANSYS, Inc. *	4,500	416,745
HubSpot, Inc. *	1,350	77,787
		494,532
Thrifts & Mortgage Finance (-0.5%)
Federal Home Loan Mortgage Corp. *	142,500	223,725
Federal National Mortgage Association *	7,500	12,675
		236,400
Total Securities Sold Short (-8.2%)
(Proceeds $3,311,030)		4,226,824

* Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)
		Market
	Shares	Value
Common Stocks (69.9%)
Capital Markets (1.7%)
Financial Engines, Inc.	5,000	$148,550
TheStreet, Inc.	273,852	301,237
		449,787
Communications Equipment (4.4%)
KVH Industries, Inc. * †	130,000	1,145,300
Electrical Equipment (0.7%)
Generac Holdings, Inc. *	5,000	181,500
Electronic Equipment, Instruments & Components (5.0%)
Frequency Electronics, Inc. *	95,700	1,005,807
Jabil Circuit, Inc.	7,500	163,650
National Instruments Corp.	4,700	133,480
		1,302,937
Energy Equipment & Services (1.3%)
Aspen Aerogels, Inc. *	30,000	178,800
Core Laboratories NV	1,500	168,495
		347,295
Food Products (0.5%)
Lifeway Foods, Inc. *	7,500	127,050
Health Care Providers & Services (0.8%)
Express Scripts Holding Co. *	2,900	204,537
Health Care Technology (1.3%)
Castlight Health, Inc. *	25,000	104,000
Omnicell, Inc. *	6,000	229,800
		333,800
Internet Software & Services (13.5%)
Akamai Technologies, Inc. *	1,000	52,990
Amber Road, Inc. * †	200,000	1,930,000
ChannelAdvisor Corp. *	5,000	64,650
Hortonworks, Inc. *	25,000	208,750
NUTANIX, Inc. *	2,711	100,307
Reis, Inc. †	35,500	726,330
The Trade Desk, Inc. *	8,522	248,927
YuMe, Inc. *	50,000	198,500
		3,530,454
Oil, Gas & Consumable Fuels (1.5%)
Hess Corp.	4,750	254,695
Navigator Holdings Ltd *	20,000	143,800
		398,495
Pharmaceuticals (1.4%)
Agile Therapeutics, Inc. *	30,000	209,400
Corium International, Inc. *	30,000	168,600
		378,000
Semiconductors & Semiconductor Equipment (22.0%)
Cohu, Inc.	25,000	293,500
Entegris, Inc. *	5,000	87,100

FormFactor, Inc. *	60,000	651,000
MKS Instruments, Inc.	3,000	149,190
PDF Solutions, Inc. * †	92,050	1,672,548
Photronics, Inc. *	30,750	317,033
Ultra Clean Holdings, Inc. *	322,500	2,389,725
Veeco Instruments, Inc. *	10,000	196,300
		5,756,396
Software (1.6%)
FireEye, Inc. *	20,000	294,600
The Rubicon Project, Inc. *	15,000	124,200
		418,800
Technology Hardware, Storage & Peripherals (11.3%)
Hutchinson Technology, Inc. *	275,000	1,094,500
Nimble Storage, Inc. *	20,000	176,600
Pure Storage, Inc. *	20,000	271,000
Silicon Graphics International Corp. *	70,000	539,000
Super Micro Computer, Inc. * †	38,000	888,060
		2,969,160
Thrifts & Mortgage Finance (0.2%)
LendingTree, Inc. *	500	48,455
Trading Companies & Distributors (2.7%)
Air Lease Corp. †	25,000	714,500
Total Common Stocks
(Cost $15,521,653)		$18,306,466

Closed-End Funds (0.2%)
Tekla Healthcare Investors	1,000	23,810
Tekla Life Sciences Investors	1,500	28,095
		51,905
Total Closed-End Funds
(Cost $48,852)		51,905

Short-Term Investments (31.0%)
Money Market Fund (31.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.16% (a)
(Cost $8,127,343)	8,127,343	8,127,343

Total Investments (101.1%)
(Cost $23,697,848)		26,485,714
Total Securities Sold Short (-11.0%)		(2,873,663)
(Proceeds $2,525,287)
Other Assets in Excess of Liabilities (9.9%)		2,608,209
Net Assets (100.0%)		$26,220,260

* Non-income producing security.
(a) Rate shown is the seven day yield as of September 30, 2016
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,597,925.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2016
		Market
	Shares	Value
Securities Sold Short (-3.3%)
Communications Equipment (-1.7%)
Ubiquiti Networks, Inc. *	8,000	$428,000
Semiconductors & Semiconductor Equipment (-1.6%)
Advanced Energy Industries, Inc. *	9,000	425,880
Total Securities Sold Short (-3.3%)
(Proceeds $740,630)		853,880

Exchange Traded Funds Sold Short (-7.7%)
iShares Russell 2000 ETF	3,500	434,735
iShares Russell 2000 Growth ETF	3,200	476,480
iShares Russell 2000 Value ETF	4,000	419,000
iShares Micro-Cap ETF	5,500	429,055
VanEck Vectors Semiconductor ETF	3,750	260,513

Total Exchange Traded Funds Sold Short
(Proceeds $1,784,657)		2,019,783

Total Securities & Exchange Traded Funds Sold Short (-11.0%)
(Proceeds $2,525,287)		$2,873,663

* Non-income producing security.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2016.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the nine months ended September 30, 2016.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares, will be redeemed first, followed by the redemption of more recently acquired shares. For the nine months ended September 30, 2016, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $600, $518 and $1,785, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of September 30, 2016, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of September 30, 2016, the Portfolios did not hold any Level 2 or Level 3 securities.

The following is a summary categorization, as of September 30, 2016, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investment:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$119,268,899	$51,472,605	$18,306,466
Closed-End Funds	-	-	51,905
Short-Term
Investments	1,369,208	26,203	8,127,343
Liabilities
Securities Sold Short(2)	(6,801,852)	(4,226,824)	(2,873,663)
Total	$113,836,255	$47,271,984	$23,612,051
(1) As of September 30, 2016, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Short Sale Transactions

During the nine months ended September 30, 2016, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2016, the market value of securities separately segregated to cover short positions was $4,994,200, $4,147,700, and $1,597,925 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $6,935,395, $4,301,980, and $3,348,914 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2016 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5. Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of September 30, 2016, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$$56,609,401	$67,357,958	$(3,329,252)	$64,028,706
NAGF	25,681,322	27,301,001	(1,483,516)	25,817,485
NSCGF	23,697,848	4,271,271	(1,483,405)	2,787,866

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By  /s/ George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date  November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date  November 22, 2016

By  /s/ James W. Giangrasso
       James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  November 22,2016